Marketable Securities - Hierarchy Level (Details) - Marketable securities - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	$ 1,331	$ 0
Additions		5,025
Disposals	(126)	(2,179)
Realized loss on changes in fair value	(77)
Unrealized loss on changes in fair value	(1,128)
Unrealized gain on changes in fair value		1,190
Ending balance	0	4,036
FVTOCI | Radient
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealized loss on changes in fair value	(1,100)	0
FVTOCI | Level 1 | Radient
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	1,128	0
Disposals	0
Realized loss on changes in fair value	0
Unrealized loss on changes in fair value	(1,128)
Ending balance	0	0
FVTOCI | Level 1 | CTT Pharmaceutical Holdings
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	203	0
Disposals	(126)
Realized loss on changes in fair value	(77)
Unrealized loss on changes in fair value	0
Ending balance	0	0
FVTPL | High Tide
Reconciliation of changes in fair value measurement, assets [abstract]
Additions		5,000
Disposals		(2,200)
FVTPL | Level 1 | High Tide
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance		0
Additions		5,025
Disposals		(2,179)
Unrealized gain on changes in fair value		1,190
Ending balance	$ 0	$ 4,036